Expense Example	Dec. 30, 2025 USD ($)
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 434
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,362
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,403
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	330
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	683
Expense Example, with Redemption, 10 Years	1,215
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	426
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	763
Expense Example, with Redemption, 10 Years	1,271
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,337
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	327
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,180
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	422
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	1,225
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,296
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	324
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	651
Expense Example, with Redemption, 10 Years	1,145
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	419
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	726
Expense Example, with Redemption, 10 Years	1,190
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	249
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,261
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	321
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	1,110
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	417
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	715
Expense Example, with Redemption, 10 Years	1,167
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,238
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	625
Expense Example, with Redemption, 10 Years	1,087
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	416
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	710
Expense Example, with Redemption, 10 Years	1,155
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,226
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	318
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,075
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	316
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,052
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,220
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	318
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,075
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	$ 431